LONG-TERM INVESTMENTS, NET - Schedule of equity investments without readily determinable fair values (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2023 HKD ($)	Jan. 31, 2016
Cost method investments, fair value disclosure	$ 28,170		$ 29,000
Less: impairment on cost method investments	$ (47,336)		$ (48,732)
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng")
Ownership percentage	13.00%		13.00%		13.00%	13.30%
Cost method investments, fair value disclosure	$ 529
Less: impairment on cost method investments		$ (529)	$ 545	$ (545)
AM Advertising
Ownership percentage	20.00%		20.00%		20.00%
Cost method investments, fair value disclosure			$ 77,187		$ 74,977
Less: impairment on cost method investments	$ (46,807)		$ (48,187)